Related Party Transactions (Details) - USD ($)		12 Months Ended
	Feb. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Rent expense		$ 18,000	$ 17,000
Accrued expenses			89,898
Associated note payable, description	the Company with an associated note payable to Wheeler CAT. See Note 5. Beginning February 1, 2021, the Company began renting this truck from RMH at a rate of $10,000 per month on a month-to-month rental. At December 31, 2021 $10,000 is due to RMH for rent of this equipment, and this amount is included in accounts payable and accrued expenses on the balance sheet.
LLC [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable
Accrued expenses
One Director [Member]
Related Party Transactions (Details) [Line Items]
Fees received		6,000
Another Director [Member]
Related Party Transactions (Details) [Line Items]
Fees received		5,000
Director [Member]
Related Party Transactions (Details) [Line Items]
Accrued compensation		$ 55,000	$ 34,000